Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Document Period End Date	May 31, 2024